Vessels and Equipment - Schedule of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Accumulated depreciation, beginning balance	$ (212,024)	$ (158,292)
Accumulated depreciation, disposals for the period	3,289	2,498
Depreciation for the period	(71,583)	(56,230)	$ (48,844)
Accumulated depreciation, ending balance	(280,318)	(212,024)	(158,292)
Net vessel, beginning balance	1,256,889	1,192,927
Additions	522,369	115,934
Drydock costs	15,348	4,258
Depreciation for the year	(71,583)	(56,230)	(48,844)
Net vessel, ending balance	1,723,023	1,256,889	1,192,927
Vessels & Equipment [Member]
Property, Plant and Equipment [Line Items]
Vessel and equipment, beginning balance	1,468,913	1,351,219
Additions	522,369	115,934
Drydock costs	15,348	4,258
Disposals	(3,289)	(2,498)
Vessel and equipment, ending balance	$ 2,003,341	$ 1,468,913	$ 1,351,219